Note 15 - Stock-Based Compensation Plans (Details) - Summary of Option Activity (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Summary of Option Activity [Abstract]
Number of Stock Options Outstanding	953,264	1,139,853
Weighted- Average Exercise Price	$ 6.33	$ 4.39
Weighted- Average Remaining Contractual Life (years)	2 years 6 months
Aggregate Intrinsic Value	$ 10.6
Vested or expected to vest at January 31, 2015	913,514
Vested or expected to vest at January 31, 2015	$ 6.23
Vested or expected to vest at January 31, 2015	2 years 146 days
Vested or expected to vest at January 31, 2015	10.2
Exercisable at January 31, 2015	654,410
Exercisable at January 31, 2015	$ 3.87
Exercisable at January 31, 2015	1 year 36 days
Exercisable at January 31, 2015	$ 8.9
Granted	215,000		40,000
Granted	$ 13.77
Exercised	(220,138)
Exercised	$ 3.49
Net Settled for Shares	(175,000)	(300,000)	(340,840)
Net Settled for Shares	$ 4.53
Forfeited	(6,451)
Forfeited	$ 5.72